Stockholders’ (Deficit) Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Stockholders’ Equity [Abstract]
STOCKHOLDERS’ (DEFICIT) EQUITY

Note 7  STOCKHOLDERS’ (DEFICIT) EQUITY

In connection with the Business Combination, the Company adopted the second amended and restated certificate of incorporation (the “Amended and Restated Company Charter”) to, among other things, increase the total number of authorized shares of all capital stock, par value $0.0001 per share, to 510,000,000 shares, consisting of (i) 500,000,000 shares of Class A Common Stock and (ii) 10,000,000 shares of preferred stock.

Preferred Stock

The Amended and Restated Company Charter authorizes the Company to issue 10,000,000 shares of preferred stock with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. As of June 30, 2023, there were no shares of preferred stock issued or outstanding.

Warrants

Public Warrants and Private Placement Warrants

The Company issued 10,062,500 common stock warrants in connection with Delwinds’ initial public offering (the “IPO”) (the “Public Warrants”). Simultaneously with the closing of the IPO, Delwinds consummated the private placement of 316,250 common stock warrants (the “Private Placement Warrants”).

Public Warrants may only be exercised for a whole number of shares. Each Public Warrant entitles the holder to purchase one share of Class A Common Stock at a price of $11.50 per share, subject to adjustment. The Public Warrants became exercisable 30 days after the completion of a Business Combination. The Public Warrants will expire five years after the completion of a Business Combination or earlier upon redemption or liquidation.

The Company may redeem the Public Warrants:

●	in whole and not in part;

●	at a price of $0.01 per warrant;

●	upon not less than 30 days’ prior written notice of redemption given after the warrants become exercisable; and

●	if, and only if, the reported last sale price of the Company’s Class A Common Stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period commencing once the warrants become exercisable and ending three business days before the Company sends the notice of redemption to the warrant holders.

If and when the warrants become redeemable by the Company, the Company may not exercise its redemption right if the issuance of shares of common stock upon exercise of the warrants is not exempt from registration or qualification under applicable state blue sky laws or the Company is unable to effect such registration or qualification.

If the Company calls the Public Warrants for redemption, management will have the option to require all holders that wish to exercise the Public Warrants to do so on a “cashless basis”. The exercise price and number of shares of Class A Common Stock issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a stock dividend, or recapitalization, reorganization, merger or consolidation. However, the warrants will not be adjusted for issuance of Class A Common Stock at a price below its exercise price. Additionally, in no event will the Company be required to net cash settle the warrants.

The Private Placement Warrants are identical to the Public Warrants, except that the Private Placement Warrants and the Class A Common Stock issuable upon the exercise of the Private Placement Warrants were not transferable, assignable or salable until 30 days after the Business Combination was completed, subject to certain limited exceptions. Additionally, the Private Placement Warrants are exercisable on a cashless basis and are non-redeemable so long as they are held by the initial purchasers or their permitted transferees. If the Private Placement Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private Placement Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.

Assumed Warrants

At Closing of the Business Combination, the Company assumed common stock warrants to purchase FOXO Class A Common Stock (“Assumed Warrants”) and exchanged such Assumed Warrants for common stock warrants to purchase 1,905,853 shares of the Company’s Class A Common Stock. Each Assumed Warrant entitles the holder to purchase one share of Class A Common Stock at a price of $6.21 per share, subject to adjustment. The Assumed Warrants are exercisable over a three-year period from the date of issuance. The Assumed Warrants include a down round provision that should the Company issue common stock for a consideration of less than $6.21 per share then the exercise price shall be lowered to the new consideration amount on a per share basis with a simultaneous and corresponding increase to the number of warrants. The down round provision has not been triggered.

Exchange Offer

On May 26, 2023, the Company consummated its tender offer commenced on April 27, 2023, to all 1,905,853 holders of Assumed Warrants to receive 4.83 shares of the Company’s Class A Common Stock in exchange for each Assumed Warrant tendered (the “Exchange Offer”). The consideration was accounted for as a deemed dividend to the warrant holders, is calculated based on the fair value of common stock at consummation of the offering and reflected in net loss to common stockholders.

As part of the Exchange Offer, the Company also solicited consents from holders of the Assumed Warrants to amend and restate in its entirety the Securities Purchase Agreement, dated as of January 25, 2021 (the “Original Securities Purchase Agreement”), by and between Legacy FOXO (and assumed by the Company in connection with the Business Combination) and each purchaser of 2021 Bridge Debentures and warrants to purchase shares of FOXO Class A Common Stock, as amended (together with the 2021 Bridge Debentures, the “Original Securities”) identified on the signature pages thereto, which governs all of the Assumed Warrants and the Original Securities (together with the Assumed Warrants, the “Securities”), pursuant to the terms of an Amended and Restated Securities Purchase Agreement, to provide that the issuance of shares of Class A Common Stock and certain issuances of Common Stock Equivalents (as defined in the Original Securities Purchase Agreement) in connection with the Exchange Offer, the PIK Note Amendment, the 2022 Bridge Debenture Release (as defined below), and a Private Placement and a Public Financing, as well as any previous issuance of Class A Common Stock or Common Stock Equivalents (as defined in the Original Securities Purchase Agreement), do not trigger, and cannot be deemed to have triggered, any anti-dilution adjustments in the Securities.

Pursuant to the Exchange Offer, an aggregate of 1,647,201 Assumed Warrants were tendered and an aggregate of 7,955,948 shares of Class A Common Stock were issued to the holders of Assumed Warrants resulting in a deemed dividend of $2,466. After the Exchange Offer and as of June 30, 2023, 258,652 Assumed Warrants remain outstanding. At the same time 4,321,875 shares of Class A Common Stock were issued as part of the PIK Note Amendment as discussed in Note 5.

2022 Bridge Debenture Release

The Company entered into two separate general release agreements in June of 2023 (the “General Release Agreements” and such transaction, the “2022 Bridge Debenture Release”). The General Release Agreements are with former registered holders (the “Investors”) of 10% Original Issue Discount Convertible Debentures issued in 2022 by Legacy FOXO (the “2022 Bridge Debentures”).

Pursuant to their respective General Release Agreement, each Investor released, waived and discharged the Company from any and all claims that such Investor had, have or may have against the Company from the beginning of time through the effective date of their respective General Release Agreement (the “Release”). As consideration for the Release and each Investor’s other obligations, covenants, agreements, representations and warranties set forth in their respective General Release Agreement, the Company issued to each Investor 0.67 shares of Class A Common Stock for every $1.00 of Subscription Amount (as defined in the securities purchase agreements governing the 2022 Bridge Debentures) of 2022 Bridge Debentures purchased by such Investor. Pursuant to the General Release Agreements, the Company issued an aggregate of 7,035,000 shares of Class A Common Stock.

The Company issued shares to the Investors in exchange for the release and recognized expense of $2,181 based on the shares issued and corresponding fair value of common stock at the time of issuance.

Treasury Stock

The Company cancelled the outstanding treasury stock on April 14, 2023.

Note 7 STOCKHOLDERS’ EQUITY

The consolidated statements of stockholders’ equity (deficit) reflects the Reverse Recapitalization. In connection with the Business Combination, the Company adopted the second amended and restated certificate of incorporation (the “Amended and Restated Company Charter”) to, among other things, increase the total number of authorized shares of all capital stock, par value $0.0001 per share, to 510,000,000 shares, consisting of (i) 500,000,000 shares of Class A Common Stock and (ii) 10,000,000 shares of preferred stock.

Also in connection with the Business Combination, 632,500 shares of Class B Common Stock were converted, on a one-to-one basis, into shares of Class A Common Stock, and as of the closing of the Business Combination there were no shares of Class B Common Stock issued or outstanding.

ELOC Agreement

Under the ELOC Agreement, the Company had the right to sell to the Cantor Investor up to $40,000 in shares of Class A Common Stock for a period until the first day of the month next following the 36-month anniversary of when the SEC has declared effective a registration statement covering the resale of such share of Class A Common Stock or until the date on which the facility has been fully utilized, if earlier. The ELOC Agreement provided for a commitment fee (the “Cantor Commitment Fee”) payable to the Cantor Investor at Closing for its irrevocable commitment to purchase shares of Class A Common Stock upon the terms and conditions of the ELOC Agreement. The Cantor Commitment Fee was paid by the issuance of 190,476 shares of Class A Common Stock and is recorded in selling, general and administrative expenses in the consolidated statement of operations.

On November 8, 2022, the Company and Cantor Investor mutually terminated the ELOC Agreement. The termination was due to the low market capitalization of our Class A Common Stock as well as the downward performance of our Class A Common Stock since the consummation of the Business Combination, which the Company believed would limit the benefits of the agreement. Upon the termination of the ELOC Agreement, the related Registration Rights Agreement, dated as of February 24, 2022 (the “Registration Rights Agreement”), by and between the Company and the Cantor Investor was automatically terminated in accordance with its terms.

Preferred Stock

The Amended and Restated Company Charter authorizes the Company to issue 10,000,000 shares of preferred stock with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. As of December 31, 2022, there were no shares of preferred stock issued or outstanding.

Warrants

Public Warrants and Private Placement Warrants

The Company issued 10,062,500 common stock warrants in connection with Delwinds’ initial public offering (the “IPO”) (the “Public Warrants”). Simultaneously with the closing of the IPO, Delwinds consummated the private placement of 316,250 common stock warrants (the “Private Placement Warrants”).

Public Warrants may only be exercised for a whole number of shares. No fractional warrants will be issued upon separation of the Units and only whole warrants will trade. Each Public Warrant entitles the holder to purchase one share of Class A Common Stock at a price of $11.50 per share, subject to adjustment. The Public Warrants become exercisable 30 days after the completion of a Business Combination. The Public Warrants will expire five years after the completion of a Business Combination or earlier upon redemption or liquidation.

Once the warrants become exercisable, the Company may redeem the Public Warrants:

●	in whole and not in part;

●	at a price of $0.01 per warrant;

●	upon not less than 30 days’ prior written notice of redemption given after the warrants become exercisable; and

●	if, and only if, the reported last sale price of the Company’s Class A Common Stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period commencing once the warrants become exercisable and ending three business days before the Company sends the notice of redemption to the warrant holders.

If and when the warrants become redeemable by the Company, the Company may not exercise its redemption right if the issuance of shares of common stock upon exercise of the warrants is not exempt from registration or qualification under applicable state blue sky laws or the Company is unable to effect such registration or qualification.

If the Company calls the Public Warrants for redemption, management will have the option to require all holders that wish to exercise the Public Warrants to do so on a “cashless basis”. The exercise price and number of shares of Class A common stock issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a stock dividend, or recapitalization, reorganization, merger or consolidation. However, the warrants will not be adjusted for issuance of Class A Common Stock at a price below its exercise price. Additionally, in no event will the Company be required to net cash settle the warrants.

The Private Placement Warrants are identical to the Public Warrants underlying the Units sold in the Initial Public Offering, except that the Private Placement Warrants and the Class A Common Stock issuable upon the exercise of the Private Placement Warrants are not transferable, assignable or salable until 30 days after the completion of a Business Combination, subject to certain limited exceptions. Additionally, the Private Placement Warrants are exercisable on a cashless basis and are non-redeemable so long as they are held by the initial purchasers or their permitted transferees. If the Private Placement Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private Placement Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.

Assumed Warrants

At Closing, the Company assumed common stock warrants to purchase FOXO Class A Common Stock and exchanged such common stock warrants for common stock warrants to purchase 1,905,853 shares of the Company’s Class A Common Stock. Each Assumed Warrant entitles the holder to purchase one share of Class A Common Stock at a price of $6.21 per share, subject to adjustment. The Assumed Warrants are exercisable over a three-year period from the date of issuance. The Assumed Warrants include a down round provision that should the Company issues common stock for a consideration of less than $6.21 per share then the exercise price shall be lowered to the new consideration amount on a per share basis with a simultaneous and corresponding increase to the number of warrants.

Vendor Shares

The Company entered into a termination agreement with a vendor associated with the Business Combination. The Company provided 300,000 shares in connection with the agreement.